Share Purchase Warrants	12 Months Ended
Jan. 31, 2025
Share Purchase Warrants
Share Purchase Warrants

9. Share Purchase Warrants

(a)	Warrant liabilities

At January 31, 2025, the Company has 3,571,429 share purchase warrants with exercise prices denominated in US dollars (January 31, 2024 – 3,571,429).  When non-compensatory warrants have an exercise price denominated in a currency which is different from the functional currency of the Company (Canadian dollar), the warrants are treated as financial liabilities. These warrants are therefore classified as financial liabilities with changes in fair value recognized in the consolidated statements of loss and comprehensive loss. The warrant liabilities are measured using Level 3 inputs within the fair value hierarchy.

The following table summarizes the continuity of liability-classified warrants:

	Number of Warrants	Weighted Average Exercise Price US$	Weighted Average Remaining Contractual Life (Years)	Liability Amount $
Balance, January 31, 2022	252,595	1.44	0.51	353
Change in fair value	-	-	-	(353)
Expired	(252,595)	(1.44)	-	-
Balance, January 31, 2023	-	-	-	-
Granted (Note 8(h))	3,571,429	0.11	5.00	48,846
Change in fair value	-	-	-	176,247
Balance, January 31, 2024	3,571,429	0.11	4.12	225,093
Change in fair value	-	-	-	79,345
Balance, January 31, 2025	3,571,429	0.11	3.12	304,438

At January 31, 2025, the following liability-classified warrants were outstanding:

Number of Warrants	Exercise Price US$	Expiry Date
3,571,429	0.11	March 14, 2028

The fair values of warrant liabilities at January 31, 2025 and 2024 were estimated using the Black-Scholes option pricing model with the following assumptions:

	January 31, 2025	January 31, 2024
Risk free interest rates	2.64%	3.50%
Volatilities	114%	152%
Fair values of common shares	US$0.089	US$0.056
Expected dividends	Nil%	Nil%
Expected lives	3.12 years	4.12 years
Exercise prices	US$0.11	US$0.11
Fair values of warrants	US$0.06	US$0.05

(b)	Warrant liabilities of MedMelior

At January 31, 2025, MedMelior has 221,333 share purchase warrants with exercise prices denominated in U.S. dollars (January 31, 2024 – 318,000).  When non-compensatory warrants have an exercise price denominated in a currency which is different from the functional currency of MedMelior (Canadian dollar), the warrants are treated as financial liabilities. These warrants are therefore classified as financial liabilities with changes in fair value recognized in the consolidated statements of loss and comprehensive loss. The warrant liabilities are measured using Level 3 inputs within the fair value hierarchy.

The following table summarizes the continuity of liability-classified warrants of MedMelior:

	Number of Warrants	Weighted Average Exercise Price US$	Weighted Average Remaining Contractual Life (Years)	Liability Amount $
Balance, January 31, 2022	-	-	-	-
Granted (Note 12)	96,667	1.25	2.00	25,709
Change in fair value	-	-	–	(5,009)
Balance, January 31, 2023	96,667	1.25	1.36	20,700
Granted (Note 12)	221,333	1.25	2.00	72,190
Change in fair value	-	-	-	(38,483)
Balance, January 31, 2024	318,000	1.25	1.02	54,407
Expired	(96,667)	(1.25)	-	-
Change in fair value	-	-	-	(45,909)
Balance, January 31, 2025	221,333	1.25	0.31	8,498

At January 31, 2025, the following liability-classified warrants of MedMelior were outstanding:

Number of Warrants	Exercise Price US$	Expiry Date
221,333	1.25	May 23, 2025

The fair values of warrant liabilities at January 31, 2025 and 2024 were determined using the Black-Scholes option pricing model, using the following assumptions:

	January 31, 2025	January 31, 2024
Risk free interest rates	2.89%	4.17%
Volatilities	101%	101%
Fair values of common shares	US$0.63	US$0.63
Expected dividends	Nil%	Nil%
Expected lives	0.31 years	0.36 to 1.31 years
Exercise prices	US$1.25	US$1.25
Fair values of warrants	US$0.03	US$0.03 to US$0.17
(c)	Equity-classified warrants

The following table summarizes the continuity of equity-classified warrants:

	Number of Warrants	Weighted Average Exercise Price $	Weighted Average Remaining Contractual Life (years)

Balance, January 31, 2022	31,259,127	0.59	2.14
Expired	(1,118,484)	(2.43)	-

Balance, January 31, 2023	30,140,643	0.52	1.21
Granted (Notes 8(g), 8(i), 8(j) and 8(k))	23,104,000	0.14	4.24
Expired	(438,095)	(0.70)	-

Balance, January 31, 2024	52,806,548	0.35	1.90
Granted (Notes 6(c), 6(d), 6(f), 8(b), 8(c) and 8(d))	14,001,041	0.12	1.93
Expired	(23,316,250)	(0.50)	-

Balance, January 31, 2025	43,491,339	0.20	1.89

At January 31, 2025, the following equity-classified warrants were outstanding:

Number of Warrants	Exercise Price $	Expiry Date

840,000	0.10	March 14, 2025
3,064,000	0.10	August 30, 2025
6,386,298	0.60	December 2, 2025(1)
2,000,000	0.10	December 14, 2025
3,035,342	0.10	December 31, 2025
78,000	0.10	February 28, 2026
168,000	0.10	March 27, 2026
36,000	0.10	April 29, 2026
5,300,000	0.13	June 13, 2026
1,750,000	0.13	July 1, 2026
350,000	0.10	August 31, 2026
2,983,699	0.10	September 27, 2026
300,000	0.10	October 29, 2026
15,000,000	0.15	March 14, 2028
2,200,000	0.15	July 9, 2028
43,491,339

(1)  Effective December 1, 2023, original expiry date of December 2, 2023 was amended to December 2, 2025.

During the years ended January 31, 2025 and 2024, the fair values of equity-classified warrants issued pursuant to conversion of convertible debentures (Note 6(b), 6(c), 6(d) and 6(f)) and to the Company’s financings (Notes 8(c), 8(d), 8(g), 8(i), 8(j) and 8(k)) were estimated using the residual method.

Fair values of the following other equity-classified warrants issued during the years ended January 31, 2025 and 2024 were estimated using the Black-Scholes option pricing model with the following assumptions:

	January 31, 2025	January 31, 2024
Nature of warrants	Brokers’ warrants (Notes 6(c), 6(d) and 6(f))	Brokers’ warrants (Notes 8(g) and 8(j))
Dates of grant	February 29, March 28 and April 30, 2024	March 14 and August 31, 2023
Risk free interest rates	4.13% to 4.33%	3.72% and 4.64%
Volatilities	114% to 115%	114% and 112%
Fair values of common shares on grant dates	$0.085 to $0.10	$0.085
Expected dividends	Nil%	Nil%
Expected lives	Two (2) years	Two (2) years
Exercise prices	$0.10	$0.10
Fair values of warrants on grant dates	$0.05 to $0.06	$0.05

There were no equity-classified warrants issued during the year ended January 31, 2023.